Share-based Payments - RSU and Class A share option activity (Details)	12 Months Ended
	Jun. 30, 2019 shares $ / shares	Jun. 30, 2018 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares Available for Grant, beginning balance (shares)	30,600,215	21,597,913
Share Options Outstanding, beginning balance (shares)	2,723,182	4,642,661
RSUs Outstanding, beginning balance (shares)	9,602,673	12,417,473
Share options exercised (shares)	(1,496,875)	(1,902,084)
Share options canceled (shares)	(5,481)	(17,395)
Shares Available for Grant, ending balance (shares)	38,128,994	30,600,215
Share Options Outstanding, ending balance (shares)	1,220,826	2,723,182
RSUs Outstanding, ending balance (shares)	9,211,611	9,602,673
Share options vested and exercisable (shares)	1,027,372	1,983,464
Weighted Average Exercise Price, Share Options Outstanding, beginning balance (USD per share) | $ / shares	$ 2.41	$ 2.21
Share options exercised (USD per share) | $ / shares	2.37	1.93
Share options canceled (USD per share) | $ / shares	0.65	1.45
Weighted Average Exercise Price, Share Options Outstanding, ending balance (USD per share) | $ / shares	2.47	2.41
Weighted Average Exercise Price, share options vested and exercisable (USD per share) | $ / shares	$ 2.55	$ 2.50
2015 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
2015 Plan (shares)	11,807,109	11,423,916
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSUs granted (shares)	(5,397,681)	(4,390,298)
RSUs canceled (shares)	(1,113,870)	(1,951,289)
RSUs settled (shares)	(4,674,873)	(5,253,809)